SUPPLEMENT DATED AUGUST 11, 2025
TO

PROSPECTUS AND UPDATING SUMMARY PROSPECTUS
EACH DATED MAY 1, 2025
FOR EXECUTIVE VARIABLE UNIVERAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

This supplement contains information about the Templeton Growth VIP Fund (the “Fund”) that is available as an investment option under your Policy. Effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-advisor of the Fund.

THE POLICY REFERENCED IN THIS SUPPLEMENT IS NO LONGER FOR SALE

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE